Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss		$ (27,554,905)	$ (5,827,049)	$ (33,974,441)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Stock based compensation expense	[1]	1,336,864	1,673,883	1,300,550
Impairment of fixed assets				1,690,028
Change in fair value of warrant liabilities		13,501	(565,313)	(1,265,625)
Change in fair value of option liability			1,208,071	(554,710)
Change in fair value of embedded derivative liability and amortization of debt discounts		480,641	570,263	663,951
Amortization of right-of-use assets		506,221	567,132	662,416
Gain on sale of crypto currencies			(89,649)
Gain on sale of subsidiaries		(95,759)	(121,781)
Impairment on cryptocurrencies				293,619
Depreciation		2,435,712	1,795,011	2,032,386
Gain on extinguishment of liabilities		(24,280,421)
(Increase) decrease in operating assets
Securities owned		4,520,382	6,581,242	4,796,322
Receivables from broker-dealers and clearing organizations		12,807,612	19,489,408	54,596,123
Derivative assets, at fair value		1,801,095	(1,801,041)
Prepaids, deposits and other assets		1,791,665	(673,442)	6,673,603
Intangible assets				(438,042)
Increase (decrease) in operating liabilities
Payables to customers		22,442,325	(1,280,493)	(12,130,733)
Payables to broker-dealers and clearing organizations		(14,241,402)	(9,903,540)	(28,138,296)
Derivative liabilities, at fair value		(3,009,166)	1,801,095
Accrued expenses and other payables		2,488,491	588,392	510,897
Lease liabilities		(554,095)	(599,316)	(658,600)
Net cash provided by (used in) operating activities		(19,111,239)	13,412,873	(3,940,552)
Cash Flows from Investing Activities
Purchases of fixed assets			(7,850,000)
Net proceeds from sale of subsidiaries		(114,279)	1,500,000
Short term loans receivable				(8,524,659)
Collection of short term loan			7,766,000	1,431,320
Net cash provided by (used in) investing activities		(114,279)	1,416,000	(7,093,339)
Cash Flows from Financing Activities
Proceeds from the partial exercise of Warrants E			699,200
Proceeds from issuance of convertible debenture, net of costs		2,340,000	2,365,000	8,095,000
Net contributions from noncontrolling shareholder			(1,277,454)	1,713,775
Repayment to director			(127,736)
Proceeds from short-term borrowings		3,788,936
Repayment of Short-term borrowings		(638,896)
Net cash provided by financing activities		5,490,040	1,659,010	9,808,775
Effect of Exchange Rate Changes on Cash, Cash Equivalents, and Restricted Cash		63,951	205,913	(123,760)
Net Change in Cash, Cash Equivalents, and Restricted Cash		(13,671,527)	16,693,796	(1,348,876)
Cash, Cash Equivalents, and Restricted Cash - Beginning of Year		31,096,395	14,402,599	15,751,475
Cash, Cash Equivalents, and Restricted Cash - End of Year		17,424,868	31,096,395	14,402,599
Noncash Investing and Financing Activities
Increase in payable for fixed assets			84,000
Conversion of crypto currencies to USDT			229,000
Effect of early adoption of ASU 2020-06				1,590,676
Conversion of Debenture into ordinary shares			4,471,230	444,888
Conversion of Series A Convertible Preferred Shares and accrued dividends				4,124,206
Conversion of Series B Convertible Preferred Shares and accrued dividends				3,016,800
Deemed dividend on Series A and Series B Convertible Preferred Shares				187,353
Embedded derivative liabilities (make-whole interest feature)			878,420	2,916,785
Share issuances in exchange for a decrease in embedded derivative liability			2,340,000	630,000
Issuance of Warrants H			2,000
Effect of a modification of the existing warrants as debt issuance costs (ASU 2021-04)				1,330,271
Conversion of September 2023 Convertible Debenture and the payment of make-whole interest by shares		2,671,962
Conversion of January 2024 Convertible Debenture and the payment of make-whole interest by shares		1,007,085
Issuance of Warrants I in consideration for the investor to purchase January 2024 Convertible Debenture		800
Conversion from Class B to Class A ordinary shares		1,780
Issuance of Warrants J in connection with August 2024 Convertible Debenture		459,561
Issuance of Class A Ordinary Shares in connection with extinguishment of liabilities		1,786,891
Lease liabilities arising from obtaining right-of-use assets		183,524		1,878,836
Increase in other receivables from sale of subsidiaries		5,184
Supplemental Disclosure of Cash Flow Information
Cash paid for interest		243,756	2,027,489	1,613,789
Cash paid for income taxes		$ 1,245	$ 1,058	$ 3,419

[1]	The amount includes stock-based expenses under January 2021 Call Options in the amount of $763,600 and $381,800 for the year ended December 31, 2024 and 2023, respectively and under 2020 Share Incentive Plan in the amount of $573,264 and $1,292,083 for the year ended December 31, 2024 and 2023, respectively.